Related Party Transactions (Details Narrative) (Chief Executive Officer [Member], USD $)	5 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2014
Common Stock
Total number of shares issued	47,190,000
Common stock per shares	$ 0.0001
Net proceeds received	$ 4,659
Advanced amount	1,221
Common StockOne
Total number of shares issued		50,000
Common stock per shares		$ 0.0001
Net proceeds received		$ 5